Segment Reporting - Schedule of Segment Liabilities (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Operating Segments
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 82,767,492	$ 79,406,768
Operating Segments | Battery Materials
Disclosure Of Operating Segments [Line Items]
Segment liabilities	73,591,015	69,102,062
Operating Segments | Battery Technology
Disclosure Of Operating Segments [Line Items]
Segment liabilities	8,780,808	9,874,301
Unallocated
Disclosure Of Operating Segments [Line Items]
Segment liabilities	$ 395,669	$ 430,405